SEWARD & KISSEL LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                       November 25, 2013

VIA EDGAR
---------

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                 RE: AllianceBernstein Cap Fund, Inc. (the "Fund") File No. 811-01716
                      ----------------------------------------------

      Attached for filing is the Fund's Registration Statement on Form N-14 (the "Registration Statement") in connection with the proposed acquisition by AllianceBernstein Concentrated Growth Fund, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of W.P. Stewart & Co. Growth Fund, a series of Investment Managers Series Trust. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

      If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.

                                                       Sincerely,


                                                       /s/ Anna C. Leist
                                                       ------------------
                                                       Anna C. Leist



cc:  Kathleen Clarke